Inventory - Schedule of Inventory, Current (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory, Net [Abstract]
Raw materials and work in process	$ 9,763	$ 10,354	$ 13,380
Finished goods	11,044	14,622	40,680
Total inventory	$ 20,807	$ 24,976	$ 54,060